Schedule of investments
Macquarie Tax-Free USA Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.63%
Education Revenue Bonds — 12.60%
Arizona Industrial Development Authority Revenue
Series A 5.25% 11/1/48	2,195,000	$ 2,390,882
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	875,044
Series A 2.375% 7/1/52	1,295,000	829,590
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	3,370,608
(Social Bonds)
Series A 5.00% 11/1/49	2,500,000	2,710,350
Series A 5.00% 11/1/54	2,500,000	2,690,150
Series A 5.25% 11/1/53	2,750,000	2,977,590
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	7,880,000	9,091,392
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,319,725
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,050,440
5.25% 7/1/57	4,000,000	4,190,760
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	4,866,900
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	6,500,000	8,093,345
Series V-1 5.00% 5/1/49	14,555,000	18,160,419
Series V-2 2.25% 4/1/51	500,000	332,255
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	4,280,000	4,342,317
California Infrastructure & Economic Development Bank Revenue
(Social Bonds)
Series B 5.00% 11/1/49	1,500,000	1,639,080
Series B 5.00% 11/1/54	1,250,000	1,355,700
Series B 5.00% 11/1/59	1,000,000	1,080,300
NQ- 011 [1124] 0125 (4133238)    1

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Fortune School Of Education Obligated Group) Series A 144A 5.00% 6/1/44 #	1,175,000	$ 1,183,754
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,423,951
Capital Projects Finance Authority Revenue
(Navigator Academy Of Leadership Obligated Group Project)
144A 5.00% 6/15/54 #	1,200,000	1,201,896
144A 5.00% 6/15/64 #	1,635,000	1,618,536
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	2,030,005
5.75% 4/1/48 (BAM)	2,000,000	2,202,640
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project) Series A 5.00% 6/1/63	1,315,000	1,316,052
Florida Development Finance Revenue
(Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	1,344,645
Gloucester County, New Jersey Improvement Authority Revenue
(Rowan University Projects) 5.00% 7/1/54 (BAM)	2,500,000	2,687,675
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	2,582,425
Series A 5.125% 6/1/58	5,350,000	5,553,353
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,500,000	1,601,235
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/64 (BAM)	3,000,000	3,142,680
Series B-1 5.25% 7/1/64 (BAM)	2,300,000	2,433,331
2    NQ- 011 [1124] 0125 (4133238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	2,435,000	$ 2,501,792
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,779,950
(Harvard University) Series A 5.00% 7/15/40	5,000,000	6,172,950
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue
(Belmont University) 5.25% 5/1/48	1,500,000	1,649,955
New Hampshire, Business Finance Authority Revenue
(Abilene Christian University Energy Projects) Series A 5.25% 11/1/54	5,000,000	5,269,150
New York State Dormitory Authority Revenue
(Cornell University) Series A 5.50% 7/1/54	3,000,000	3,442,620
Pennsylvania Economic Development Financing Authority Revenue
(Villanova University Project)
5.00% 8/1/39	500,000	571,610
5.00% 8/1/40	500,000	567,855
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	5,199,998
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	8,670,000	10,273,083
Washington Higher Education Facilities Authority Revenue
(Gonzaga University) 4.00% 4/1/47	6,475,000	6,341,939
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio) 5.50% 7/1/49	2,000,000	2,182,940
Wisconsin Public Finance Authority Revenue
Series 1 5.75% 7/1/62	5,725,162	6,104,110
NQ- 011 [1124] 0125 (4133238)    3

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	$ 3,010,348
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,340,440
		162,097,765
Electric Revenue Bonds — 2.51%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,129,060
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project M) 4.00% 1/1/59	9,000,000	8,550,180
New York Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	2,884,000
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	1,924,125
Series A 5.05% 7/1/42 ‡	100,000	52,500
Series A 6.75% 7/1/36 ‡	1,725,000	905,625
Series AAA 5.25% 7/1/25 ‡	285,000	149,625
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,052,625
Series TT 5.00% 7/1/32 ‡	2,705,000	1,420,125
Series WW 5.00% 7/1/28 ‡	510,000	267,750
Series WW 5.25% 7/1/33 ‡	2,485,000	1,304,625
Series XX 4.75% 7/1/26 ‡	390,000	204,750
Series ZZ 4.75% 7/1/27 ‡	305,000	160,125
Series ZZ 5.25% 7/1/25 ‡	395,000	207,375
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/50	5,000,000	5,458,850
South Carolina Public Service Authority Revenue
(Santee Cooper) Series A 5.50% 12/1/54	5,000,000	5,578,150
		32,249,490
Healthcare Revenue Bonds — 12.30%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/46	1,750,000	1,544,480
4    NQ- 011 [1124] 0125 (4133238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	$ 1,087,276
Series D 7.25% 1/1/52	1,980,000	1,115,175
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	225,000	40,500
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.00% 1/1/49 ‡	300,000	228,000
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System) Series A 3.00% 8/15/51 (BAM)	4,000,000	3,326,600
(CommonSpirit Health) Series A 4.00% 4/1/49	1,930,000	1,913,653
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	18,020,000	21,732,841
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	2,048,834
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System) 5.00% 5/1/54	3,125,000	3,361,063
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	1,500,000	1,200,810
(CommonSpirit Health)
Series A-2 4.00% 8/1/49 (BAM)	7,925,000	7,601,660
Series A-2 5.00% 8/1/44	2,290,000	2,386,340
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	1,745,000	1,624,647
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,905,000	1,843,411
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	6,460,000	7,479,517
NQ- 011 [1124] 0125 (4133238)    5

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(BayCare Health System Issue) Series C 5.50% 11/15/54	7,880,000	$ 8,946,479
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	11,352,971
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	3,775,000	4,011,164
(Shedd Aquarium Society Project) 5.00% 6/1/44	1,500,000	1,592,220
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	3,000,000	3,189,420
Lake County, Ohio Port & Economic Development Authority Revenue
(Tapestry Wickliffe, LLC Project) Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	35,880
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,452,639
Michigan Finance Authority Revenue
(Henry Ford Health System) Series A 4.00% 11/15/50	1,500,000	1,416,000
(The Henry Ford Health Detroit South Campus Central Utility Plant Project) 5.50% 2/28/57	2,500,000	2,762,725
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	5,000,000	4,848,400
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	7,500,000	7,040,400
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	1,895,000	1,315,206
6    NQ- 011 [1124] 0125 (4133238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	$ 1,320,281
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	4,000,000	3,987,800
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AGM)	12,640,000	9,907,990
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,197,070
Ohio State Hospital Revenue
(Cleveland Clinic Health System Obligated Group) Series A 5.00% 1/1/35	3,000,000	3,508,200
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	985,500
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,129,500
Pennsylvania Economic Development Financing Authority Revenue
Series A 4.00% 11/15/42	3,300,000	3,235,452
Series A 4.00% 5/15/53	5,000,000	4,800,550
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	2,300,000	2,471,925
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,055,000	3,057,505
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,395,000	902,453
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	3,700,000	4,317,160
Virginia Small Business Financing Authority Revenue
(Lifespire Of Virginia) Series A 4.50% 12/1/44	1,250,000	1,254,588
(LifeSpire of Virginia) 4.00% 12/1/41	2,500,000	2,407,275
NQ- 011 [1124] 0125 (4133238)    7

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AGM)	1,250,000	$ 1,340,900
5.75% 11/1/53 (AGM)	2,500,000	2,813,600
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center) Series A 5.25% 8/1/54	1,000,000	1,094,890
		158,230,950
Housing Revenue Bonds — 5.79%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50	5,585,000	5,692,511
4.65% 12/1/52	4,965,000	5,095,729
California CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	917,709
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,144,990
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43	4,000,000	4,233,360
Industrial Development Authority of the County of Pima, Arizona Revenue
Series B 4.90% 7/1/54	1,200,000	1,231,236
Maryland Community Development Administration Revenue
Series C 4.50% 9/1/49	3,250,000	3,293,875
Massachusetts Housing Finance Agency Revenue
(Sustainability Bonds) Series A-1 5.00% 12/1/67	1,800,000	1,872,000
Michigan State Housing Development Authority Revenue
Series A 4.80% 10/1/64	3,000,000	3,069,210
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53	5,000,000	5,260,050
8    NQ- 011 [1124] 0125 (4133238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New Jersey Housing & Mortgage Finance Agency Revenue
Series A-1 5.00% 1/20/66	1,850,000	$ 1,927,090
New Mexico Mortgage Finance Authority Revenue
(Single Family Mortgage Program) 4.70% 9/1/53	1,485,000	1,525,095
North Dakota Housing Finance Agency Revenue
(Home Mortgage Financial Program) 4.55% 7/1/48	4,250,000	4,329,815
Ohio Housing Finance Agency Revenue
(Mortgage - Backed Securities Program)
Series B 4.70% 9/1/54	2,000,000	2,048,220
Series C 4.70% 9/1/54	1,500,000	1,534,410
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	3,660,000	3,801,459
Series 143A 5.45% 4/1/51	3,000,000	3,155,370
Series 146A 4.75% 4/1/53	5,000,000	5,097,900
Rhode Island Housing & Mortgage Finance Revenue
Series 80A 4.65% 10/1/53	8,000,000	8,180,800
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.85% 7/1/48	715,000	740,518
Virginia Housing Development Authority Revenue
Series H 4.75% 12/1/59	4,225,000	4,305,528
Washington State Housing Finance Commission Revenue
Series 1N 4.70% 12/1/49	2,385,000	2,461,749
Wyoming Community Development Authority Revenue
Series 1 4.70% 12/1/49	1,500,000	1,543,965
		74,462,589
Industrial Development Revenue/Pollution ControlRevenue Bonds — 15.27%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	192,000
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	7,187,505
Series B 144A 7.375% 7/1/48 (AMT) #	5,000,000	5,592,300
NQ- 011 [1124] 0125 (4133238)    9

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	15,360,000	$ 11,614,925
Series A-2 Class 1 4.00% 6/1/48	9,975,000	9,080,641
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series B 5.00% 1/1/55 •	2,500,000	2,712,600
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A-4 144A 8.00% 1/1/50 (AMT) #, •	6,500,000	6,697,990
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/34	2,000,000	2,179,940
Series A 5.00% 9/1/42	3,180,000	3,582,397
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	3,000,000	3,083,130
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.242% 6/1/60 #, ^	65,340,000	3,171,604
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #, ‡	5,660,000	1,860,159
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	10,000,000	10,517,300
5.50% 7/1/53 (AMT)	5,000,000	5,220,550
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel) First Tier Series A 4.00% 1/1/54	20,715,000	19,330,409
Illinois Finance Authority Revenue
(Shedd Aquarium Society Project) 5.00% 6/1/47	1,125,000	1,183,275
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #	2,480,000	1,167,386
10    NQ- 011 [1124] 0125 (4133238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	$ 9,285,367
Series F 144A 7.519% 6/1/57 #, ^	80,485,000	5,199,331
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	6,845,000	7,403,073
Series A 5.00% 9/1/46	2,265,000	2,536,913
Main Street Natural Gas Project, Georgia Revenue
Series C 5.00% 12/1/54 •	2,000,000	2,144,420
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project) Series A 5.00% 6/1/54 (AMT)	2,000,000	2,037,960
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,070,000	1,146,056
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium)
7.07% 3/1/25 (AGC) ^	3,175,000	3,146,457
7.18% 3/1/26 (AGC) ^	3,185,000	3,050,051
7.29% 3/1/27 (AGC) ^	3,000,000	2,778,060
New York Counties Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series S4B 144A 8.105% 6/1/60 #, ♦, ^	393,200,000	18,043,948
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,827,999
Public Finance Authority Revenue
(Waterstone Project) 144A 5.50% 12/15/38 #	2,500,000	2,515,375
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	6,725,000	7,445,113
Southeast Energy Authority A Cooperative District, Alabama Revenue
(Project No.2) Series B 4.00% 12/1/51 •	5,000,000	5,091,500
Suffolk Regional Off-Track Betting, New York Revenue
5.75% 12/1/44	1,000,000	1,044,960
NQ- 011 [1124] 0125 (4133238)    11

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Suffolk Regional Off-Track Betting, New York Revenue
6.00% 12/1/53	4,000,000	$ 4,198,960
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	2,500,000	2,715,950
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-Second Subordinate Lien) Series C 7.084% 6/1/46 ^	13,510,000	2,874,388
(Capital Appreciation-Third Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	410,793
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	7,775,000	7,952,659
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	5,145,000	5,265,959
		196,489,403
Lease Revenue Bonds — 6.75%
Illinois Finance Authority Revenue
(Provident Group–SCCIL Properties LLC – University Of Illinois Urbana-Champaign Project)
Series A 5.25% 10/1/53	1,000,000	1,079,180
Series A 5.25% 10/1/57	1,500,000	1,613,970
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AGM) (AMT)	2,450,000	2,520,364
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
5.75% 12/15/56 (AGM) ^	36,795,000	9,125,528
5.92% 12/15/56 ^	5,000,000	1,164,750
Series A 4.00% 6/15/50 (BAM)	2,000,000	1,927,720
Series A 4.00% 6/15/52	12,885,000	12,129,810
Series B 4.822% 12/15/54 (BAM) ^	29,170,000	7,938,907
Series B 4.854% 12/15/51 (BAM) ^	31,975,000	10,013,611
Series B 5.26% 12/15/54 ^	5,000,000	1,283,150
12    NQ- 011 [1124] 0125 (4133238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series B-1 4.57% 6/15/47 (AGM) ^	7,740,000	$ 3,004,513
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	25,700,000	14,700,657
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	16,960,000	13,267,639
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54	1,335,000	1,363,676
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs) 5.25% 2/1/42	5,000,000	5,675,100
		86,808,575
Local General Obligation Bonds — 3.68%
City of Chicago, Illinois
Series A 5.25% 1/1/45	6,000,000	6,267,780
County of Harris, Texas Permanent Improvement Refunding Bonds
Series A 5.00% 9/15/43	2,000,000	2,220,400
Fort Bend, Texas Independent School District
5.00% 8/15/44	2,570,000	2,850,618
Illinois State
5.25% 10/1/47	6,580,000	7,087,845
Lamar, Texas Consolidated Independent School District
5.25% 2/15/59	5,000,000	5,521,550
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	1,934,775
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	3,000,000	3,048,240
Midland, Texas Independent School District
5.00% 2/15/50	2,250,000	2,340,698
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	3,000,000	810,960
Palomar Health, California
Series A 6.746% 8/1/32 (AGC) ^	5,000,000	3,750,650
Series A 7.00% 8/1/31 (AGC) ^	3,315,000	2,590,407
NQ- 011 [1124] 0125 (4133238)    13

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Palomar Health, California
Series A 7.07% 8/1/33 (AGC) ^	5,000,000	$ 3,592,900
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,324,550
		47,341,373
Other — 0.18%
Puerto Rico Industrial Development
7.00% 1/1/54 •	2,500,000	2,381,250
		2,381,250
Pre-Refunded/Escrowed to Maturity Bonds — 1.69%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	70,000	74,981
Central Texas Turnpike System Revenue
Series A 3.278% 8/15/26 (AMBAC) ^	1,340,000	1,271,740
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	7,725,000	8,931,568
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 (AGC) §, ~	7,000,000	7,442,680
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	45,000	45,687
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	3,962,626
		21,729,282
Resource Recovery Revenue Bond — 0.08%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,550,000	1,028,177
		1,028,177
14    NQ- 011 [1124] 0125 (4133238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 15.58%
City of Bullhead, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	$ 754,230
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	25,000,000	6,560,500
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	3,041,665	1,942,864
3.153% 11/1/43 •	35,992,114	22,270,120
County of Iron, Utah Sales Tax Revenue
5.00% 10/1/64	5,000,000	5,360,850
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	33,008,653	32,265,958
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
Series F-1 5.25% 3/1/67 (BAM)	4,000,000	4,327,640
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	2,205,000	2,296,177
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project Senior Lien)
Series A 5.25% 7/1/53 (AGM)	4,000,000	4,403,600
Series A 5.25% 7/1/56 (AGM)	4,500,000	4,931,820
Miami-Dade County, Florida Special Obligation Revenue
4.56% 10/1/45 ^	5,000,000	2,060,750
5.15% 10/1/42 (BAM) ^	2,585,000	1,241,188
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,353,200
New York Convention Center Development Corporate Senior Lien Revenue
(Hotel Unit Fee Secured) Series B 2.873% 11/15/55 (BAM) ^	2,585,000	642,218
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/34	1,350,000	1,587,492
Series A 5.00% 3/15/42	5,000,000	5,599,600
Series A 5.25% 3/15/52	1,000,000	1,111,850
NQ- 011 [1124] 0125 (4133238)    15

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	$ 2,041,900
Series A-1 3.00% 3/15/51	3,000,000	2,414,400
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	17,300,000	17,316,262
Series A-1 5.00% 7/1/58	6,562,000	6,591,594
Series A-1 5.556% 7/1/46 ^	153,255,000	51,919,729
Series A-1 6.00% 7/1/51 ^	55,886,000	13,880,406
Village Community Development District No. 15 Revenue
(City Of Wildwood , Florida) 144A 4.80% 5/1/55 #	1,500,000	1,512,960
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,645,000	1,687,589
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,392,115
		200,467,012
State General Obligation Bonds — 7.19%
California State
5.50% 8/1/49	6,195,000	7,228,140
(Various Purpose)
5.00% 11/1/42	3,000,000	3,375,450
5.00% 9/1/44	3,000,000	3,405,750
5.25% 8/1/44	10,490,000	12,226,095
5.25% 10/1/50	4,750,000	5,355,863
Commonwealth of Massachusetts
Series A 5.00% 1/1/54	2,250,000	2,453,850
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	14,700,000	14,021,154
Illinois State
5.50% 5/1/39	3,725,000	4,063,193
Series A 4.00% 3/1/41	1,110,000	1,098,778
Series A 5.50% 3/1/47	9,500,000	10,338,375
Series B 5.50% 5/1/47	2,000,000	2,181,680
16    NQ- 011 [1124] 0125 (4133238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series C 4.00% 10/1/48	1,605,000	$ 1,514,911
(Rebuild Illinois Program) Series B 4.00% 11/1/39	10,775,000	10,717,569
Maryland State
Series A 5.00% 3/15/26	2,000,000	2,056,820
Series A 5.00% 3/15/28	2,290,000	2,464,750
Washington State
Series A 5.00% 8/1/49	3,655,000	4,027,042
Series B 5.00% 6/1/46	2,270,000	2,494,662
Series R 5.00% 7/1/34	3,000,000	3,527,880
		92,551,962
Transportation Revenue Bonds — 11.95%
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior)
Series B 5.25% 7/1/44 (AMT)	4,250,000	4,675,935
Series B 5.25% 7/1/49 (AMT)	2,275,000	2,470,195
Central Texas Turnpike System Revenue
Series C 5.00% 8/15/39	1,500,000	1,674,555
Series C 5.00% 8/15/40	1,500,000	1,666,155
Series C 5.00% 8/15/41	1,500,000	1,658,340
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,845,720
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,127,390
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,123,120
City of Chicago, Illinois International Airport Revenue
Series B 5.50% 1/1/59	6,000,000	6,689,160
City of Dallas and Fort Worth, Texas International Airport Revenue
5.25% 11/1/48	5,000,000	5,604,350
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	1,370,000	1,416,635
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/42 (AMT)	3,055,000	3,110,540
Colorado Bridge & Tunnel Enterprise Revenue
Series A 5.50% 12/1/54 (AGM)	3,000,000	3,399,570
NQ- 011 [1124] 0125 (4133238)    17

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	1,995,000	$ 2,010,401
Commonwealth of Massachusetts Transportation Fund Revenue
(Rail Enhancement Project) Series A 5.00% 6/1/53	2,000,000	2,176,180
County of Lee, Florida Airport Revenue
5.25% 10/1/54 (AMT)	5,000,000	5,369,000
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	13,000,000	13,874,120
Harris County, Texas Toll Road Senior Lien Revenue and Refunding
Series A 5.00% 8/15/27	1,000,000	1,061,290
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	4,239,333
Los Angeles, California Department of Airports Revenue
Series C 4.00% 5/15/50 (AMT)	4,365,000	4,280,930
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.75% 9/1/64 (AMT)	4,000,000	4,400,640
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,097,020
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,461,600
Monroe Country, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,572,574
Series 2022 5.00% 10/1/52 (AMT)	2,445,000	2,502,409
Series 2022 5.25% 10/1/47 (AMT)	1,100,000	1,160,302
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AGM) (AMT)	5,000,000	5,196,250
5.25% 6/30/60 (AGM) (AMT)	12,500,000	13,288,625
5.50% 6/30/60 (AMT)	5,000,000	5,345,050
18    NQ- 011 [1124] 0125 (4133238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series A 4.50% 12/31/54 (AGC) (AMT)	2,650,000	$ 2,671,306
Series B 4.26% 12/31/54 (AGC) (AMT) ~	2,500,000	1,677,775
Pennsylvania Turnpike Commission Revenue
Series C 6.25% 6/1/33 (AGM) ~	4,000,000	4,185,760
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity) Series B 4.00% 8/1/47 (AMT)	1,500,000	1,440,795
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (BAM) (AMT)	7,000,000	6,756,260
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	3,955,000	3,832,000
(San Francisco International Airport)
Second Series E 5.00% 5/1/50 (AMT)	3,825,000	3,948,088
Series A 5.00% 5/1/52 (AMT)	4,000,000	4,197,240
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	5,000,000	5,465,900
State of Oregon Department of Transportation Highway User Tax Revenue
(Senior Lien) Series A 5.25% 11/15/47	3,250,000	3,615,105
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,446,950
		153,734,568
Water & Sewer Revenue Bonds — 2.06%
City & County of Honolulu Hawaii, Wastewater System Revenue
(Green Bonds) Series A 5.25% 7/1/54	5,000,000	5,607,400
NQ- 011 [1124] 0125 (4133238)    19

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	10,000,000	$ 11,023,500
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	4,966,650
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series AA 5.25% 6/15/53	2,500,000	2,809,375
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AGC)	2,000,000	2,166,920
		26,573,845
Total Municipal Bonds (cost $1,209,634,423)		1,256,146,241

Short-Term Investments — 1.75%
Variable Rate Demand Notes — 1.75%¤
Illinois Finance Authority Revenue
(The University of Chicago Medical Center)
Series B 1.90% 8/1/44 (LOC - TD Bank, N.A.)	2,000,000	2,000,000
Series D-1 1.90% 8/1/43 (LOC - TD Bank, N.A.)	1,000,000	1,000,000
Los Angeles, California Department of Water & Power System Revenue
Subordinate Series A-2 1.30% 7/1/45 (SPA - Barclays Bank)	5,000,000	5,000,000
Massachusetts Development Finance Agency Revenue
(Children Hospital Issue)
Series U-1 1.95% 3/1/48 (LOC - TD Bank, N.A.)	1,000,000	1,000,000
Series U-2 1.95% 3/1/48 (LOC - TD Bank, N.A.)	4,600,000	4,600,000
New York Metropolitan Transportation Authority Revenue
Subseries A-2 2.00% 11/1/26 (LOC - TD Bank N.A.)	2,655,000	2,655,000
San Francisco, California Bay Area Toll Authority Revenue
Series I 1.30% 4/1/59 (LOC - TD Bank, N.A.)	1,300,000	1,300,000
20    NQ- 011 [1124] 0125 (4133238)

(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
University of North Carolina Hospitals at Chapel Hill Revenue
Series A 2.00% 2/15/31 (SPA - TD Bank N.A.)	4,985,000	$ 4,985,000
Total Short-Term Investments (cost $22,540,000)		22,540,000
Total Value of Securities—99.38% (cost $1,232,174,423)		1,278,686,241

Receivables and Other Assets Net of Liabilities—0.62%		7,981,894
Net Assets Applicable to 118,661,900 Shares Outstanding—100.00%		$1,286,668,135
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $111,977,558, which represents 8.70% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2024.
NQ- 011 [1124] 0125 (4133238)    21

Schedule of investments
Macquarie Tax-Free USA Fund   (Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
22    NQ- 011 [1124] 0125 (4133238)